Initial Public Offering	12 Months Ended
Dec. 31, 2022
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

On August 17, 2021, Company consummated its IPO of 15,000,000 Units. Each Unit consists of one Class A common stock and three-quarters of one redeemable Warrant, each whole Warrant entitling the holder thereof to purchase one Class A common stock for $11.50 per share. The Units were sold at a price of $10.00 per unit, generating gross proceeds to the Company of $150,000,000. The warrants will become exercisable on the later of 30 days after the completion of the initial Business Combination or 12 months from the closing of the IPO, and will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation.

The underwriters had a 45-day option from the date of the Company’s IPO (August 17, 2021) to purchase up to an additional 2,250,000 Units to cover over-allotments. On August 19, 2021, the over-allotments were exercised in full, at $10.00 per Unit, generating additional proceeds of $22,500,000.